ACQUIRED INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS
ACQUIRED INTANGIBLE ASSETS

6.                                      ACQUIRED INTANGIBLE ASSETS

Acquired intangible assets arose from the acquisitions of Weland in 2012 and consisted of the following:

	December 31,
	2012	2013

Trademark	408	417
Non-Compete Agreement	188	193
	596	610
Less: Accumulated amortization	(47)	(128)
Less: Accumulated impairment	—	(494)
Exchange difference	14	12

Acquired intangible assets, net	563	—

Due to the lowered earnings forecast and increased competition in the industry, in December 2013, the Group performed, with the assistance of an independent valuation expert, an impairment test of the carrying value of the Weland trademarks and non-compete agreement to determine whether any impairment existed. This assessment resulted in an impairment write-down of $494, which was included in “Impairment loss on acquired intangible assets” in the accompanying statements of operations for the year ended December 31, 2013. The fair value of acquired intangible assets is measured on a non-recurring basis, as set out in Note 9.